Line of Credit	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Line of Credit [Line Items]
Line of Credit

8. Line of Credit

On May 13, 2021, the Company entered into a revolving loan and security agreement with a bank (the “Lender”), with a maximum revolving advance amount of $12,000,000. Each Revolving Advance shall bear interest at a per annum rate equal to the Wall Street Journal Prime Rate (3.25% at September 30, 2021), as the same may change from time to time, plus one percent (1.00%), but in no event less than five percent (5.00%) per annum, calculated on the basis of a 360-day year for the actual number of days elapsed (“Contract Rate”). The revolving loan has a maturity date of May 12, 2022 (“Maturity Date”). This loan is secured by all assets of entities owned 100% by Ambulnz Inc. As of September 30, 2021 the outstanding balance is $8,000,000 This loan is subject to certain financial covenants such as a Fixed Charge Coverage Ratio and Debt to Effective Tangible Net Worth.

Ambulnz, Inc. [Member]
Line of Credit [Line Items]
Line of Credit

8. Line of Credit

In November 2017, the Company entered into a credit facility with a financial institution, which provided up to $4,000,000 in borrowings, with an interest rate of the Money Market Rate plus 1.50%, as defined in the agreement, and was payable monthly. In November 2018, the credit facility was renewed and matured in November 2019. As of December 31, 2018, the Company had $1,000,000 outstanding under this facility. All outstanding balances were repaid in full in October 2019.

In February 2019, the Company signed a $4,000,000 line of credit agreement with another financial institution based on eligible accounts receivable. Borrowings under this agreement are collateralized by $1,000,000 of cash deposited into collateral accounts which is included in restricted cash on the consolidated balance sheets at December 31, 2019. Borrowings made under this agreement bear interest, at the base rate plus the applicable base rate margin as defined in the agreement. As of December 31, 2019, no amounts were drawn down against $4,000,000 available on the line of credit. In February 2020, this line of credit expired and was not renewed. The restricted cash related to this agreement was moved into the Company’s main operating account.

In 2020, the Company assumed two lines of credit with financial institutions during the LJH acquisition. The first line of credit can provide up to $60,000 in borrowings, with an interest rate of the Prime Rate plus 1.75%, and is payable monthly. As of December 31, 2020, LJH had $51,263 outstanding under this facility. The second line of credit can provide up to $50,000 in borrowings, with a daily periodic interest rate, and is payable monthly. As of December 31, 2020, LJH had $47,070 outstanding under this facility.